Shareholder Report, Line Graph (Details) - USD ($)													6 Months Ended
	Dec. 03, 2024	Oct. 31, 2024	Jul. 30, 2024	Oct. 31, 2023	Oct. 31, 2022	Jul. 11, 2022	Oct. 31, 2021	Oct. 31, 2020	Nov. 19, 2019	Oct. 31, 2019	Oct. 31, 2018	Nov. 28, 2017	Apr. 30, 2025
AAM Brentview Dividend Growth ETF
Account Value [Line Items]
Line Graph and Table Measure Name													AAM Brentview Dividend Growth ETF NAV
Accumulated Value		$ 10,432	$ 10,000										$ 10,422
AAM Low Duration Preferred and Income Securities ETF
Account Value [Line Items]
Line Graph and Table Measure Name													AAM Low Duration Preferred and Income Securities ETF NAV
Accumulated Value		11,202		$ 9,908	$ 9,591		$ 11,117	$ 10,098	$ 10,000				$ 10,954
AAM S&P 500 High Dividend Value ETF
Account Value [Line Items]
Line Graph and Table Measure Name													AAM S&P 500 High Dividend Value ETF NAV
Accumulated Value		17,107		12,870	13,589		13,778	9,422		$ 11,280	$ 10,598	$ 10,000	$ 16,057
AAM Sawgrass U.S. Large Cap Quality Growth ETF
Account Value [Line Items]
Line Graph and Table Measure Name													AAM Sawgrass U.S. Large Cap Quality Growth ETF NAV
Accumulated Value		10,379	10,000										$ 9,982
AAM Sawgrass U.S. Small Cap Quality Growth ETF
Account Value [Line Items]
Line Graph and Table Measure Name													AAM Sawgrass U.S. Small Cap Quality Growth ETF NAV
Accumulated Value		10,088	10,000										$ 9,889
AAM SLC Low Duration Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name													AAM SLC Low Duration Income ETF NAV
Accumulated Value	$ 10,000												$ 10,179
AAM Transformers ETF
Account Value [Line Items]
Line Graph and Table Measure Name													AAM Transformers ETF NAV
Accumulated Value		14,626		10,537	9,380	$ 10,000							$ 14,817
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500 TR
Accumulated Value		10,531	10,000										$ 10,348
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Accumulated Value		9,911		8,966	8,934		10,595	10,646	10,000				$ 10,166
ICE 0-5Yr Duration Ex-Listed Preferred & Hybrid Securities [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													ICE 0-5Yr Duration Ex-Listed Preferred & Hybrid Securities
Accumulated Value		11,424		10,062	9,700		11,214	10,154	$ 10,000				$ 11,193
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500 TR
Accumulated Value		24,436		17,705	16,074		18,825	13,172		12,006	10,502	10,000	$ 24,011
S&P 500 Dividend and Free Cash Flow Yield Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500 Dividend and Free Cash Flow Yield Index TR
Accumulated Value		17,516		13,118	13,807		$ 13,955	$ 9,500		$ 11,353	$ 10,629	$ 10,000	$ 16,464
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500 TR
Accumulated Value		10,531	10,000										$ 10,348
Russell 1000 Growth Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 1000 Growth Total Return
Accumulated Value		10,745	10,000										$ 10,565
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500 TR
Accumulated Value		10,531	10,000										$ 10,348
Russell 2000 Growth Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 2000 Growth Total Return
Accumulated Value		9,958	$ 10,000										$ 9,065
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000												$ 10,164
Bloomberg 1-3 Year US Government/Credit [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg 1-3 Year US Government/Credit
Accumulated Value	$ 10,000												$ 10,259
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500 TR
Accumulated Value		15,344		11,117	10,093	10,000							$ 15,077
Pence Transformers Index Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													Pence Transformers Index Total Return
Accumulated Value		$ 14,826		$ 10,615	$ 9,397	$ 10,000							$ 15,069